Shareholders' Equity - Disclosure of Retroactively Restated Number of Shares Explanatory (Parenthetical) (Details)	Dec. 31, 2023 SFr / shares
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Par value per share	SFr 0.01